Note 8 - Contingencies and Commitments (Details)	0 Months Ended	1 Months Ended		12 Months Ended							12 Months Ended			12 Months Ended
	Nov. 12, 2012 USD ($)	Mar. 31, 2004 USD ($)	Mar. 31, 2004 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2014 USD ($)	May 08, 2013 USD ($)	Jul. 14, 2010 USD ($)	Dec. 31, 2013 Marqibo [Member] USD ($)	Mar. 25, 2008 Protiva [Member] USD ($)	Mar. 25, 2008 Merck [Member] USD ($)	Dec. 31, 2012 Up-front Payment Arrangement [Member] USD ($)	Dec. 31, 2012 Research and Development [Member] USD ($)
Note 8 - Contingencies and Commitments (Details) [Line Items]
Operating Leases, Future Minimum Payments Due								$ 705,150
Operating Leases, Rent Expense, Net				1,224,794		937,365	944,457
Operating Leases, Income Statement, Sublease Revenue						172,034	196,555
Percent of Costs Funded by TPC		27.00%	27.00%
Maximum Contribution for Product		7,179,170	9,329,912
Maximum Contribution for Product (in Dollars)		7,179,170	9,329,912
Cumulative Contribution for Product				3,480,217	3,701,571
Cumulative Contribution for Product (in Dollars)				3,480,217	3,701,571
Royalty Guarantees Commitments Percentage				2.50%	2.50%
Royalty Revenue											39,581
Royalty Payable											990
Dividends Payable												12,000,000
Potential Contract Funding Amount									41,700,000	34,700,000			12,000,000
License Costs	300,000					8,500,000	100,000								450,000
Upfront Fee				200,000										300,000
Milestone Payment						$ 3,250,000